Details of Significant Accounts - Earnings per share, schedule of earnings (losses) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share
Profit attributable to ordinary shareholders of the parent	$ 3,633	$ 2,500
Profit attributable to ordinary shareholders of the parent, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849
Profit attributable to ordinary shareholders of the parent, earnings per share (in USD per share)	$ 0.036	$ 0.025
Dilutive earnings per share
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares	$ 3,633	$ 2,500
Profit attributable to ordinary shareholders of the group plus assumed conversion of all dilutive potential ordinary shares, weighted average number of ordinary shares outstanding (in shares)	101,849	101,849
Profit attributable to ordinary shareholders of the Group plus assumed conversion of all dilutive potential ordinary shares, earnings per share (in USD per share)	$ 0.036	$ 0.025